Investments In Associated Companies (ACF) (Narrative) (Details) (ACF [Member], USD $)	1 Months Ended
Oct. 31, 2010
ACF [Member]
Proceeds from sale of stock	$ 830,561,000
Cost of stock sold	$ 425,842,000